Deposits - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Deposits [Abstract]
Time deposits, including certificates of deposit issued in amounts of 10 million Yen or more	¥ 898,321	¥ 888,821